Basis of Presentation and Significant Accounting Policies	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

Note 2 – Basis of Presentation and Significant Accounting Policies

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The December 31, 2013 consolidated balance sheet was derived from audited financial statements, but does not include all the disclosures required by U.S. GAAP. However, we believe that the disclosures are adequate to make the information presented not misleading. In our opinion, all the adjustments (consisting of normal recurring adjustments) considered necessary for fair presentation have been included. The results of operations for the three month period ended March 31, 2014 are not necessarily indicative of the results that may be achieved for the full fiscal year or for any future period. The unaudited consolidated financial statements included herein should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2013, a copy of which was filed with our Annual Report on Form 10-K for the year ended December 31, 2013.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Estimates are used in, but are not limited to, determining the following: allowance for doubtful accounts, recoverability of long-lived assets and intangibles, useful lives used in depreciation and amortization, income taxes and stock-based compensation. The accounting estimates used in the preparation of the consolidated financial statements may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes.

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. We maintain deposits in several financial institutions, which may at times exceed amounts covered by insurance provided by the U.S. Federal Deposit Insurance Corporation (“FDIC”). We have not experienced any losses related to amounts in excess of FDIC limits.

Revenue Recognition

Amounts billed for sales and use taxes, value-added taxes, and certain excise and other specific transactional taxes imposed on revenue producing transactions are presented on a net basis and excluded from sales in the consolidated statement of operations. We record a liability until remitted to the respective taxing authority. All revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, and collectability is reasonably assured as follows:

Well Stimulation Revenue.

We expect to provide well stimulation services based on contractual arrangements, such as term contracts and pricing agreements, or on a spot market basis. Revenue will be recognized and customers will be invoiced upon the completion of each job, which can consist of one or more fracturing stages.

Under anticipated contract term arrangements, customers are typically obligated to pay on a monthly basis for a specified number of hours of service, whether or not those services are actually used. To the extent customers use more than the specified contracted minimums, we will be paid a pre-agreed amount for the provision of such additional services.

Under anticipated term pricing agreement arrangements, customers typically commit to targeted utilization levels at agreed-upon pricing, but without termination penalties or obligations to pay for services not used by the customer. In addition, the agreed-upon pricing is typically subject to periodic review.

Spot market basis arrangements will be based on an agreed-upon hourly spot market rate. We may also charge fees for setup and mobilization of equipment depending on the job, additional equipment used on the job, if any, and materials that are consumed during the fracturing process. Generally, these fees and other charges vary depending on the equipment and personnel required for the job and market conditions in the region in which the services are performed.

We also plan to generate revenues from chemicals and proppants that are consumed while performing hydraulic fracturing services.

Coiled Tubing Revenue.

We expect to provide coiled tubing and other well stimulation services. Jobs for these services are typically short term in nature, lasting anywhere from a few hours to multiple days. Revenue will be recognized upon completion of each day’s work based upon a completed field ticket. We anticipate charging the customer for mobilization, services performed, personnel on the job, equipment used on the job, and miscellaneous consumables based on an hourly basis at agreed-upon spot market rates.

Field Management Revenue.

We enter into arrangements to provide field management services. Field management revenue relates primarily to geophysical predictions and production monitoring utilizing down-hole diagnostics tools. Revenue is recognized and customers are invoiced upon the completion of each job. The services invoices are for a set amount, which includes charges for the mobilization of the equipment to the location, the service performed, the personnel on the job, additional equipment used on the job, consumables used throughout the course of the service, and geophysical processing of data acquired via down-hole diagnostic tools.

Fair Value of Financial Instruments

Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, capital lease obligations and notes payable. The recorded values of cash and cash equivalents, accounts receivable, and accounts payable approximate their fair values based on their short-term nature. The carrying value of capital lease obligations and accounts payable approximate their fair value, as the interest rates approximate market rates.

Functional and Presentation Currency

Items included in the financial statements of each of our entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). During the first quarter, we reviewed its policies related to functional currency and concluded that the functional currency for the Norwegian and Argentine subsidiaries is the US Dollars. The consolidated financial statements are presented in US Dollars, which is our presentation currency.